Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Principal payments
2012	$ 63,706
2013	87,993
2014	4,417,745
2015	1,796,304
2016	18,644
Thereafter	2,462,112
Total	8,846,504
Term Loans [Member]
Principal payments
2012	49,874
2013	49,874
2014	4,413,385
2015	15,000
2016	15,000
Thereafter	1,406,250
Total	$ 5,949,383